Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
iShares Trust
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
BlackRock Short Maturity Bond ETF
BlackRock Short Maturity Municipal Bond ETF
BlackRock Ultra Short-Term Bond ETF
iShares Asia 50 ETF
iShares Cloud 5G and Tech ETF
iShares Commodity Curve Carry Strategy ETF
iShares Core 1‑5 Year USD Bond ETF
iShares Core MSCI EAFE ETF
iShares Core MSCI Emerging Markets ETF
iShares Core MSCI International Developed Markets ETF
iShares Core MSCI Total International Stock ETF
iShares Core Total USD Bond Market ETF
iShares Core U.S. Aggregate Bond ETF
iShares Cybersecurity and Tech ETF
iShares Emerging Markets Dividend ETF
iShares Emerging Markets Infrastructure ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced Total USD Bond Market ETF
iShares ESG Aware MSCI EM ETF
iShares ESG MSCI EM Leaders ETF
iShares Exponential Technologies ETF
iShares Genomics Immunology and Healthcare ETF
iShares Global 100 ETF
iShares Global Clean Energy ETF
iShares Global Comm Services ETF
iShares Global Consumer Discretionary ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Healthcare ETF
iShares Global Industrials ETF
iShares Global Materials ETF
iShares Global REIT ETF
iShares Global Tech ETF
iShares Global Timber & Forestry ETF
iShares Global Utilities ETF
iShares GNMA Bond ETF
iShares Gold Strategy ETF
iShares GSCI Commodity Dynamic Roll Strategy ETF
iShares iBonds Dec 2022 Term Muni Bond ETF
iShares iBonds Dec 2023 Term Muni Bond ETF
iShares iBonds Dec 2024 Term Muni Bond ETF
iShares iBonds Dec 2025 Term Muni Bond ETF
iShares iBonds Dec 2026 Term Muni Bond ETF
iShares iBonds Dec 2027 Term Muni Bond ETF
iShares iBonds Dec 2028 Term Muni Bond ETF
iShares India 50 ETF
iShares Interest Rate Hedged Corporate Bond ETF
iShares Interest Rate Hedged Emerging Markets Bond ETF
iShares Interest Rate Hedged High Yield Bond ETF
iShares Interest Rate Hedged Long-Term Corporate Bond ETF
iShares International Developed Property ETF
iShares International Dividend Growth ETF
iShares International Select Dividend ETF
iShares Latin America 40 ETF
iShares MBS ETF
iShares MSCI ACWI ETF
iShares MSCI ACWI ex U.S. ETF
iShares MSCI ACWI Low Carbon Target ETF
iShares MSCI All Country Asia ex Japan ETF
iShares MSCI Argentina and Global Exposure ETF
iShares MSCI Brazil ETF
iShares MSCI Brazil Small‑Cap ETF
iShares MSCI BRIC ETF
iShares MSCI Chile ETF
iShares MSCI China A ETF
iShares MSCI China ETF
iShares MSCI China Multisector Tech ETF
iShares MSCI China Small‑Cap ETF
iShares MSCI Colombia ETF
iShares MSCI Emerging Markets Asia ETF
iShares MSCI Emerging Markets ETF
iShares MSCI Emerging Markets ex China ETF
iShares MSCI Emerging Markets Min Vol Factor ETF
iShares MSCI Emerging Markets Multifactor ETF
iShares MSCI Emerging Markets Small‑Cap ETF
iShares MSCI Frontier and Select EM ETF
iShares MSCI Global Agriculture Producers ETF
iShares MSCI Global Energy Producers ETF
iShares MSCI Global Gold Miners ETF
iShares MSCI Global Metals & Mining Producers ETF
iShares MSCI Global Min Vol Factor ETF
iShares MSCI Global Multifactor ETF
iShares MSCI Global Silver and Metals Miners ETF
iShares MSCI Global Sustainable Development Goals ETF
iShares MSCI India ETF
iShares MSCI India Small‑Cap ETF
iShares MSCI Kuwait ETF
iShares MSCI Malaysia ETF
iShares MSCI Peru ETF
iShares MSCI Qatar ETF
iShares MSCI Saudi Arabia ETF
iShares MSCI South Korea ETF
iShares MSCI Taiwan ETF
iShares MSCI UAE ETF
iShares Robotics and Artificial Intelligence Multisector ETF
iShares Self-Driving EV and Tech ETF
iShares U.S. Fixed Income Balanced Risk Factor ETF
iShares Virtual Work and Life Multisector ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Core MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Core MSCI Emerging Markets ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Emerging Markets Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Emerging Markets Dividend ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares ESG Aware MSCI EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares ESG Aware MSCI EM ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Brazil ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Brazil ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI BRIC ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI BRIC ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Chile ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Chile ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Colombia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Colombia ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Asia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Emerging Markets Asia ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Emerging Markets ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets ex China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Emerging Markets ex China ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Emerging Markets Min Vol Factor ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Emerging Markets Multifactor ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Emerging Markets Small‑Cap ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Frontier and Select EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Frontier and Select EM ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Agriculture Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Global Agriculture Producers ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Energy Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Global Energy Producers ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Gold Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Global Gold Miners ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Metals & Mining Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Global Metals & Mining Producers ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Global Min Vol Factor ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Silver and Metals Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Global Silver and Metals Miners ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Malaysia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Malaysia ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI South Korea ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI South Korea ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Taiwan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Taiwan ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Asia 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Asia 50 ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Cloud 5G and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Cloud 5G and Tech ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core 1-5 Year USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Core 1‑5 Year USD Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Core MSCI EAFE ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core MSCI International Developed Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Core MSCI International Developed Markets ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core MSCI Total International Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Core MSCI Total International Stock ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Total USD Bond Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Core Total USD Bond Market ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Core U.S. Aggregate Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Cybersecurity and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Cybersecurity and Tech ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Emerging Markets Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Emerging Markets Infrastructure ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Advanced MSCI EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares ESG Advanced MSCI EM ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Advanced Total USD Bond Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares ESG Advanced Total USD Bond Market ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG MSCI EM Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares ESG MSCI EM Leaders ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Exponential Technologies ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Exponential Technologies ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Genomics Immunology and Healthcare ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Genomics Immunology and Healthcare ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global 100 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global 100 ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Clean Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Clean Energy ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Comm Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Comm Services ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Consumer Discretionary ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Consumer Discretionary ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Consumer Staples ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Consumer Staples ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Energy ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Financials ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Healthcare ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Healthcare ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Industrials ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Materials ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global REIT ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Tech ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Timber & Forestry ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Timber & Forestry ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Global Utilities ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares GNMA Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares GNMA Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares iBonds Dec 2022 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares iBonds Dec 2022 Term Muni Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares iBonds Dec 2023 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares iBonds Dec 2023 Term Muni Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares iBonds Dec 2024 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares iBonds Dec 2024 Term Muni Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares iBonds Dec 2025 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares iBonds Dec 2025 Term Muni Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares iBonds Dec 2026 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares iBonds Dec 2026 Term Muni Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares iBonds Dec 2027 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares iBonds Dec 2027 Term Muni Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares iBonds Dec 2028 Term Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares iBonds Dec 2028 Term Muni Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares India 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares India 50 ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares International Developed Property ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares International Developed Property ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares International Dividend Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares International Dividend Growth ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares International Select Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares International Select Dividend ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Latin America 40 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Latin America 40 ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MBS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MBS ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI ACWI ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI ACWI ex U.S. ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI Low Carbon Target ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI ACWI Low Carbon Target ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI All Country Asia ex Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI All Country Asia ex Japan ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Argentina and Global Exposure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Argentina and Global Exposure ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Brazil Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Brazil Small‑Cap ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI China A ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI China A ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI China ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI China Multisector Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI China Multisector Tech ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI China Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI China Small‑Cap ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Global Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Global Multifactor ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Global Sustainable Development Goals ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Global Sustainable Development Goals ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI India ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI India ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI India Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI India Small‑Cap ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Kuwait ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Kuwait ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Peru ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Peru ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Qatar ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Qatar ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Saudi Arabia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI Saudi Arabia ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI UAE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares MSCI UAE ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Robotics and Artificial Intelligence Multisector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Robotics and Artificial Intelligence Multisector ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Self-Driving EV and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Self-Driving EV and Tech ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Fixed Income Balanced Risk Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares U.S. Fixed Income Balanced Risk Factor ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Virtual Work and Life Multisector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Virtual Work and Life Multisector ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | BlackRock Short Maturity Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
BlackRock Short Maturity Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | BlackRock Short Maturity Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
BlackRock Short Maturity Municipal Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | BlackRock Ultra Short-Term Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
BlackRock Ultra Short-Term Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares Commodity Curve Carry Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Commodity Curve Carry Strategy ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares Gold Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Gold Strategy ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares GSCI Commodity Dynamic Roll Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares GSCI Commodity Dynamic Roll Strategy ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares Interest Rate Hedged Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Interest Rate Hedged Corporate Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares Interest Rate Hedged Emerging Markets Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Interest Rate Hedged Emerging Markets Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares Interest Rate Hedged High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Interest Rate Hedged High Yield Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.
Appendix A
iShares Interest Rate Hedged Long-Term Corporate Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.